Notes to the Profit or Loss Statement - Summary of Income Taxes (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current Tax Benefit / (Expense)	€ (577,000)	€ 1,172,000	€ (67,073,000)
Deferred Tax Benefit / (Expenses)	(168,001,000)	75,419,000	142,472,000
Actual Income Tax	(168,578,523)	76,590,860	75,398,566
Current tax expense (income) and adjustments for current tax of prior periods	€ (577,000)	€ 96,000	€ 66,000